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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 1999 Check here if Amendment [ ]; Amendment Number:__________________

                        This Amendment (Check only one.):
                              [ ]  is a restatement.
                              [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             White Rock Capital Management, L.P.
Address:          3131 Turtle Creek Boulevard , Suite 800
                  Dallas, Texas 75219

Form 13F File Number:  28-7520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Thomas U. Barton
Title:             President of White Rock Capital, Inc., the general partner of the Institutional Investment Manager
Phone:             (214) 526-1465

Signature, Place, and Date of Signing:

/S/ THOMAS U. BARTON
______________________________________
[Signature]

Dallas, Texas
______________________________________
[City, State]

August 16, 1999
______________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         18

Form 13F Information Table Value Total:

         $356,242   (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

                                            FORM 13F INFORMATION TABLE


                                                         Value                     Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                    Title of    CUSIP     (x$1000)   Shrs or  SH/PRN Call  Discretion  Managers   Sole   Shared   None
--------------                    --------    -----     --------   -------- ------ ----  ----------  --------   ----   ------   ----
                                   Class                           prn amt
                                   -----                           -------

Artra Group, Inc.                   COM     043147107    7,830     580,000   SH            SOLE                580,000
Concurrent Computer                 COM     206710204   21,494   3,405,000   SH            SOLE              3,405,000
Customtracks Corp.                  COM     232046102   80,158   1,433,000   SH            SOLE              1,433,000
F5 Networks, Inc.                   COM     315616102    4,100     100,000   SH            SOLE                100,000
First Sierra Financial, Inc.        COM     335944104   20,125     805,000   SH            SOLE                805,000
Hain Food Group                     COM     405219106   68,848   3,338,100   SH            SOLE              3,338,100
Headway Corporate Resources         COM     422101105    5,517   1,192,800   SH            SOLE              1,192,800
IGEN International, Inc.            COM     449536101   58,731   2,016,500   SH            SOLE              2,016,500
Irwin Naturals/4Health, Inc.        COM     464142108    1,109     591,500   SH            SOLE                591,500
KMart Corporation                   COM     482584109   23,793   1,442,000   SH            SOLE              1,442,000
Oak Technology, Inc.                COM     671802106      544     150,000   SH            SOLE                150,000
Pegasus Systems, Inc.               COM     705906105   13,784     368,200   SH            SOLE                368,200
PictureTel Corporation              COM     720035302   13,384   1,673,000   SH            SOLE              1,673,000
Sybase, Inc.                        COM     871130100   10,121     920,100   SH            SOLE                920,100
TCI Satellite Entertainment,        COM     872298104    6,022   2,050,000   SH            SOLE              2,050,000
Inc.
Tyler Technologies, Inc.            COM     902252105   13,045   2,006,900   SH            SOLE              2,006,900
WRP Corporation                     COM     929317105    3,137     553,000   SH            SOLE                553,000
ZipLink, Inc.                       COM     989741103    4,500     360,000   SH            SOLE                360,000
